Fair Value - Changes in Fair Value of Level 3 Liabilities (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Earnout Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 11,352	$ 14,752	$ 0	$ 0	$ 0
Additions		0		0	0
Settlement	0	(873)	0	0
Change in fair value	3,400	(9,509)	0	0	0
Ending balance	14,752	4,370	0	11,352	0
Earnout Liability | Previously Reported
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Ending balance				0
WTI Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0	$ 17,230	$ 0	0	0
Additions	15,690			0	0
Settlement	0			0
Change in fair value	1,540			0	0
Ending balance	17,230			0	$ 0
WTI Warrant Liability | Previously Reported
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0
Ending balance				$ 0